Loans to and Investments in Associated Companies - National Beef (Details) - USD ($) $ in Thousands			3 Months Ended	11 Months Ended	12 Months Ended
	Nov. 29, 2019	Jun. 05, 2018	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017	Jun. 04, 2018	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Loans to and investments in associated companies			$ 1,652,957	$ 2,417,332	$ 1,652,957	$ 2,066,829		$ 2,125,098
Distributions from associated companies				162,988	467,157	143,286
Discontinued operations, disposed of by sale | National Beef
Schedule of Equity Method Investments [Line Items]
Ownership percentage		48.00%
Percentage of equity interest sold	31.00%	48.00%
Disposal group, disposed of by sale, not discontinued operations | National Beef
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold	31.00%		31.00%
Proceeds from sale of associated companies, including distributions	$ 970,000
Proceeds from sale of associated companies	790,600
Distributions from associated companies	$ 179,400
Gain on sale of associated companies			$ 205,000	0	205,017	0
National Beef
Schedule of Equity Method Investments [Line Items]
Ownership percentage							79.00%
Equity method investment, ownership percentage		31.00%
Loans to and investments in associated companies		$ 592,300	$ 0	$ 653,630	$ 0	$ 0
Percentage of equity interest sold	31.00%
National Beef
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%	100.00%		100.00%
Equity valuation		$ 1,900,000
Enterprise value		$ 2,300,000